Note 13 - Retirement and Pension Plans (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2011
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	¥ 3,323,739	¥ 2,765,988
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	5,285,093	4,426,598
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	2,930,310	2,424,499
Defined Benefit Plan Plans with Benefit Obligations with No Plan Assets Aggregate Benefit Obligation	¥ 90,851	79,449
Defined Benefit Plan, Unrecognized Net Loss, Amortization Period	14 years
Defined Benefit Plan, Unrecognized Net Obligation, Amortization Period	21 years
Defined Benefit Plan, Future Amortization of Gain (Loss)	¥ 2,972
Defined Benefit Plan, Future Amortization of Transition Obligation (Asset)	365
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	¥ 322,826
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%
Pension Contributions	¥ 134,591	125,195	¥ 114,450
Multiemployer Plan, Period Contributions	¥ 293,132	¥ 265,470	¥ 244,666
Multiemployer Plan Period Contributions, Percentage	5.00%	5.00%	5.00%
Multiemployer Plans, Plan Assets	¥ 732,357,752
Other Postretirement Benefits Payments		¥ 2,010
Auditor Retirement Benefits [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Other Postretirement Benefits Payable	5,530	3,520
Full-Time Director Benefits [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Other Postretirement Benefits Payable				¥ 255,330
Parent Company and Subsidiaries [Member] | Full-Time Director Benefits [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Other Postretirement Benefits Payable	¥ 430,638	¥ 268,921
Debt Securities [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	63.00%
Equity Securities [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Other Financial Instruments [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	2.00%
Contributions Allocated to Debt Securities, Equity Securities, and Other Financial Instruments [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Contributions Allocated to Life Insurance Pooled Investment Portfolios [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Minimum [Member]
Note 13 - Retirement and Pension Plans (Details) [Line Items]
Multiemployer Plans, Funded Status, Percentage		80.00%